Financial instruments - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 GBP (£)	Dec. 31, 2015 GBP (£)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about financial instruments [line items]
Nominal amount	£ 7,711,700,000
Derivative assets	3,100,000	£ 23,000,000
Derivative liabilities	£ 6,800,000	£ 5,900,000
Weighted average growth rate	25.00%	25.00%		25.00%
Risk adjusted discount rate	1.80%	1.50%		1.80%
0.5 percentage point increase or decrease [member]
Disclosure of detailed information about financial instruments [line items]
Increase in combined liabilities due to earn out and put option arrangement	£ 11,200,000	£ 16,000,000
Decrease in combined liabilities due to earn out and put option arrangement	11,400,000	16,400,000
One percentage point increase or decrease [member]
Disclosure of detailed information about financial instruments [line items]
Increase in combined liabilities due to earn out and put option arrangement	8,900,000	13,400,000
Decrease in combined liabilities due to earn out and put option arrangement	9,300,000	17,900,000
Foreign Exchange Contracts [member] | Derivatives not designated as hedges [member]
Disclosure of detailed information about financial instruments [line items]
Nominal amount	177,700,000	122,000,000
Fair value estimated to be a net asset (liability)	(2,500,000)	100,000
Interest Rate Swap Contract [member]
Disclosure of detailed information about financial instruments [line items]
Fair value estimated to be a net asset (liability)	(1,200,000)	17,000,000
Derivative assets	2,100,000	20,000,000
Derivative liabilities	3,300,000	3,000,000
Gain (loss) on changes in the fair value relating to the ineffective portion	2,800,000	£ (5,200,000)	£ (6,800,000)
Gain (loss) on changes in the fair value relating to the ineffective portion, loss on hedging instruments	9,900,000
Gain (loss) on changes in the fair value relating to the ineffective portion, gain on hedged items	£ 12,700,000
Interest Rate Swap Contract [member] | Until September 2022 [member]
Disclosure of detailed information about financial instruments [line items]
Nominal amount | $				$ 500,000,000
Interest Rate Swap Contract [member] | Until November 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Nominal amount | $				$ 812,000,000
Interest Rate Swap Contract [member] | Fixed interest rate [member] | Until September 2022 [member]
Disclosure of detailed information about financial instruments [line items]
Derivative interest rates	3.63%
Interest Rate Swap Contract [member] | Fixed interest rate [member] | Until November 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Derivative interest rates	4.75%
Interest Rate Swap Contract [member] | Floating interest rate [member] | Until September 2022 [member]
Disclosure of detailed information about financial instruments [line items]
Derivative interest rates, LIBOR adjustment	1.52%
Interest Rate Swap Contract [member] | Floating interest rate [member] | Until November 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Derivative interest rates, LIBOR adjustment	2.34%